Note 5 - Personnel Expenses Including Share-based Remuneration - Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Short-term employee benefits	$ 55	$ 398	$ 843	$ 946
Post-employment and medical benefits	7	34	57	47
Termination benefits
Share-based payment transactions		107	621
Total	$ 62	$ 539	$ 1,521	$ 993